Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents (Note 4)	$ 910.6	$ 539.3
Receivables	144.3	119.8
Loan receivable (Note 5)		39.7
Prepaid expenses and other (Note 6)	47.9	52.6
Current assets	1,102.8	751.4
Royalty, stream and working interests, net (Note 7)	4,998.2	5,149.3
Investments (Note 5)	213.2	235.9
Deferred income tax assets	46.5	49.4
Other assets (Note 8)	49.8	23.9
Total assets	6,410.5	6,209.9
LIABILITIES
Accounts payable and accrued liabilities	34.9	33.6
Current income tax liabilities	7.5	9.6
Current liabilities	42.4	43.2
Deferred income tax liabilities	135.7	135.4
Other liabilities	5.7	6.1
Total liabilities	183.8	184.7
SHAREHOLDERS' EQUITY
Share capital (Note 16)	5,657.0	5,628.5
Contributed surplus	17.9	16.1
Retained earnings	740.8	484.9
Accumulated other comprehensive loss	(189.0)	(104.3)
Total shareholders' equity	6,226.7	6,025.2
Total liabilities and shareholders' equity	$ 6,410.5	$ 6,209.9